Staff costs and Directors Remuneration (Narrative) (Details)	1 Months Ended
Jan. 31, 2020 shares
Value Creation Plan [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number Of Share Options Granted In Share based Payment	439,075